LEASE (Tables)	12 Months Ended
Jun. 30, 2026
Lease
SCHEDULE OF LEASE AGREEMENT MATERIAL RESIDUAL VALUE GUARANTEES OR MATERIAL RESTRICTIVE CONVENANTS

The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

As of June 30,
Operating lease ROU asset	$109,369

Operating lease liability - current	$54,931
Operating lease liability - non-current	56,885
Total operating lease liability	$111,816

As of June 30,
Weighted-average remaining lease term (months)	23.5

Weighted-average discount rate	3.5%

A summary of lease cost recognized in Company’s consolidated financial statements and supplemental cash flow information for operating leases is as follows for the years ended June 30, 2026:

2026
Operating lease cost	$15,074
Cash paid for operating lease	$-

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES UNDER NON-CANCELABLE OPERATING LEASES

A summary of maturity of operating lease liabilities under the Company’s non-cancellable operating leases as of June 30, 2026 is as follows:

Year ending June 30,
2027	$58,737
2028	58,737
Total lease payments	117,474
Less: Imputed Interest	(5,658)
Present value of operating lease liability	$111,816